Operating Lease (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Operating Lease
Schedule of lease expense and supplemental cash flow information
	Three months ended March 31, 2022	Three months ended March 31, 2021
Lease Cost
Operating lease cost (included in general and administration in the Company’s statement of operations)	$14,000	$14,000

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the three months ended March 31, 2022 and 2021	$14,000	$14,000
Weighted average remaining lease term – operating leases (in years)	1.8	2.8
Average discount rate – operating leases	10.0%	10.0%

	Year ended December 31, 2021	Year ended December 31, 2020
Lease Cost
Operating lease cost (included in general and administration in the Company’s statement of operations)	$56,000	$56,000

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2021 and 2020	$55,000	$55,000
Weighted average remaining lease term – operating leases (in years)	3.1	3.1
Average discount rate – operating leases	10.0%	10.0%

Schedule of supplemental balance sheet information
At March 31, 2022
Operating leases
Long-term right-of-use assets	$94,000

Short-term operating lease liabilities	$55,000
Long-term operating lease liabilities	43,000
Total operating lease liabilities	$98,000

At December 31, 2021
Operating leases
Long-term right-of-use assets	$107,000

Short-term operating lease liabilities	$39,000
Long-term operating lease liabilities	73,000
Total operating lease liabilities	$112,000

Schedule of maturities
Year Ending	Operating Leases
2022 (9 months)	43,000
2023	59,000
2024	5,000
Total lease payments	107,000
Less: Imputed interest/present value discount	(9,000)
Present value of lease liabilities	$98,000

Year Ending	Operating Leases
2022	58,000
2023	59,000
2024	5,000
Total lease payments	122,000
Less: Imputed interest/present value discount	(10,000)
Present value of lease liabilities	$112,000